FINANCIAL RISK MANAGEMENT - Schedule of Foreign Currency Risk on Net Working Capital and Sensitivity Analysis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	$ 1,558	$ 26,703
Accounts payable	(81,570)	(107,212)
Canadian Dollar [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash	1,723	32,733	$ 12,453
Accounts payable	(87,597)	(49,300)	(130,208)
Loan	0	(40,000)	(40,000)
Total foreign currency working capital	(85,874)	(56,567)	(157,755)
US$ exchange rate	0.695	0.7561	0.7383
Total foreign currency net working capital in US$	(59,683)	(42,770)	(116,471)
Impact of a 10% strengthening of the US$ on net income (loss)	$ (5,968)	$ (4,277)	$ (11,647)